787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 31, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust,” the individual series of which are referred to as the “Funds”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring each Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around February 28, 2010, the Company will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Funds’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Lucia Sitar, Aberdeen Asset Management Inc.
Matthew Woodward, Aberdeen Asset Management Inc.
Rose F. DiMartino, Willkie Farr & Gallagher LLP

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